LEASES	12 Months Ended
Jun. 26, 2019
Leases [Abstract]
LEASES
Capital Leases
We lease certain buildings and equipment under capital leases. The building asset value of $38.8 million and $38.8 million and the related accumulated amortization of $29.5 million and $27.8 million at June 26, 2019 and June 27, 2018, respectively, are included in Buildings and leasehold improvements and Accumulated depreciation and amortization in the Consolidated Balance Sheets, respectively.
The technology and other restaurant equipment capital leases asset value of $44.2 million and $20.3 million, and the related accumulated amortization of $21.8 million and $5.1 million at June 26, 2019 and June 27, 2018, respectively, are included in Furniture and equipment and Accumulated depreciation and amortization in the Consolidated Balance Sheets, respectively.
Amortization expenses related to all assets under capital leases of $8.7 million, $5.6 million, and $1.9 million for the fiscal years ended June 26, 2019, June 27, 2018, and June 28, 2017, respectively, was recorded in Depreciation and amortization in the Consolidated Statements of Comprehensive Income.
Operating Leases
We typically lease restaurant facilities and office space under operating leases. Rent expenses consists of the following:

	June 26, 2019	June 27, 2018	June 28, 2017
Straight-lined minimum rent	$141.7	$111.1	$109.8
Contingent rent	3.3	3.2	3.8
Other	13.6	11.6	11.7
Total rent expenses	$158.6	$125.9	$125.3

Effective fiscal 2020, we will adopt the new lease accounting standard that will bring right-of-use assets and related lease liabilities for operating leases onto the Consolidated Balance Sheets, among other adoption considerations. Refer to Note 18 - Effect of New Accounting Standards for further details on adoption.
Commitments
As of June 26, 2019, future minimum lease payments on both capital and operating leases were as follows:

Fiscal Year	Capital Leases	Operating Leases
2020	$12.3	$156.8
2021	10.1	154.5
2022	8.2	148.6
2023	6.7	137.7
2024	6.0	127.6
Thereafter	17.4	771.7
Total minimum lease payments(1)	60.7	$1,496.9
Imputed interest (average rate of 6.18%)	(12.3)
Present value of minimum lease payments	48.4
Less current installments	(9.7)
	$38.7

(1)
Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. The total of undiscounted future sublease rentals are approximately $22.0 million and $14.6 million for capital and operating subleases, respectively, as of June 26, 2019.